Note 14 - Regulatory Matters - Summary of Compliance With Minimum Capital Requirements (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Bank [Member]
Common equity tier 1 capital		$ 109,713	$ 102,235
Common equity tier 1 to risk weighted assets		0.155	0.149
Common equity tier 1 capital, minimum capital requirement		$ 49,609	$ 48,036
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	[1]	7.00%	7.00%
Common equity tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions		$ 46,066	$ 44,604
Common equity tier 1 capital, minimum required to be well capitalized under prompt correction action provisions, to risk-weighted assets		6.50%	6.50%
Total capital		$ 118,585	$ 110,838
Total capital to risk weighted assets		0.167	0.162
Total capital, minimum capital requirement		$ 74,414	$ 72,053
Total capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	10.50%	10.50%
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective actions		$ 70,870	$ 68,622
Total capital, to risk-weighted assets, minimum required to be capitalized under prompt corrective action provisions ratio		0.100	0.100
Tier 1 capital		$ 109,713	$ 102,235
Tier 1 capital to risk weighted assets		0.155	0.149
Tier 1 capital, minimum capital requirement		$ 60,240	$ 58,329
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	8.50%	8.50%
Tier 1 capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions		$ 56,696	$ 54,898
Total capital to risk-weighted assets minimum required to be well capitalized under prompt corrective action provisions, ratio		0.080	0.080
Tier 1 capital		$ 109,713	$ 102,235
Tier 1 capital to average assets		0.101	0.097
Tier 1 capital, minimum capital requirement		$ 43,620	$ 42,033
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	4.00%	4.00%
Tier 1 capital, to average assets, minimum required to be well capitalized under prompt corrective action provisions		$ 54,524	$ 52,541
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions ratio		0.050	0.050
Consolidated Entities [Member]
Common equity tier 1 capital		$ 105,450	$ 98,857
Common equity tier 1 to risk weighted assets		0.148	0.144
Common equity tier 1 capital, minimum capital requirement		$ 49,733	$ 48,171
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	[1]	7.00%	7.00%
Total capital		$ 114,851	$ 109,212
Total capital to risk weighted assets		0.162	0.159
Total capital, minimum capital requirement		$ 74,599	$ 72,256
Total capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	10.50%	10.50%
Tier 1 capital		$ 105,450	$ 98,857
Tier 1 capital to risk weighted assets		0.148	0.144
Tier 1 capital, minimum capital requirement		$ 60,390	$ 58,493
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	8.50%	8.50%
Tier 1 capital		$ 105,450	$ 98,857
Tier 1 capital to average assets		0.101	0.097
Tier 1 capital, minimum capital requirement		$ 41,735	$ 40,685
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	4.00%	4.00%

[1]	Includes capital conservation buffer of 2.5% as of December 31, 2021